Condensed Financial Information of the Parent Company - Condensed Balance Sheets (Detail) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2014 Parent Company [Member] USD ($)	Dec. 31, 2014 Parent Company [Member] CNY	Dec. 31, 2013 Parent Company [Member] USD ($)	Dec. 31, 2013 Parent Company [Member] CNY	Dec. 31, 2012 Parent Company [Member] CNY	Dec. 31, 2011 Parent Company [Member] CNY	Dec. 31, 2014 Parent Company [Member] Class A Ordinary Shares [Member] USD ($)	Dec. 31, 2014 Parent Company [Member] Class A Ordinary Shares [Member] CNY	Dec. 31, 2013 Parent Company [Member] Class A Ordinary Shares [Member] CNY	Dec. 31, 2014 Parent Company [Member] Class B Ordinary Shares [Member] USD ($)	Dec. 31, 2014 Parent Company [Member] Class B Ordinary Shares [Member] CNY	Dec. 31, 2013 Parent Company [Member] Class B Ordinary Shares [Member] CNY
Current assets:
Cash and cash equivalents	$ 169,941	1,054,416	$ 183,511	1,138,613	420,576	213,705	$ 37,719	234,034	$ 101,646	630,670	0	0
Term deposits	276,855	1,717,775		0			110,504	685,633		0
Prepaid expenses and other current assets	11,912	73,911		13,287			1,223	7,591		187
Due from subsidiaries							0	0		11,771
Total current assets	586,785	3,640,766		1,899,265			149,446	927,258		642,628
Non-current assets:
Other non-current assets	3,093	19,189		6,149			1,357	8,421		0
Investment in subsidiaries							441,126	2,737,009		1,818,025
Total non-current assets	263,958	1,637,749		1,613,685			442,483	2,745,430		1,818,025
Total assets	850,743	5,278,515		3,512,950			591,929	3,672,688		2,460,653
Current liabilities:
Accrued expenses and other payables	84,540	524,534		324,094			769	4,772		20,707
Payable for repurchase of common stock	0	0		227,015	0		0	0		227,015
Due to subsidiaries							402	2,493
Due to related parties	5	33		567			0	0		567
Total current liabilities (including current liabilities of consolidated VIEs without recourse to Autohome WFOE of RMB473,387 and RMB223,640 (US$36,044) as of December 31, 2013 and 2014, respectively)	174,173	1,080,657		789,818			1,171	7,265		248,289
Total liabilities	259,985	1,613,092		1,300,586			1,171	7,265		248,289
Commitments and Contingencies
Shareholders' equity:
Ordinary shares													532	3,301	2,472	674	4,183	4,677
Additional paid-in capital	426,959	2,649,111		1,949,013			426,959	2,649,111		1,949,013
Accumulated other comprehensive income	956	5,932		1,986			956	5,932		1,986
Retained earnings	161,637	1,002,896		254,216			161,637	1,002,896		254,216
Total shareholders' equity	590,758	3,665,423		2,212,364	1,557,975	1,360,279	590,758	3,665,423		2,212,364
Total liabilities and shareholders' equity	$ 850,743	5,278,515		3,512,950			$ 591,929	3,672,688		2,460,653